Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Revenues	$ 8,176,352	$ 7,198,816
Cost of Sales	4,557,285	4,285,313
Gross Profit	3,619,067	2,913,503
Selling, General and Administrative Expenses (including non-cash stock related charges of $790,000 and $450,000 in 2015 & 2014)	(3,678,133)	(2,573,984)
Engineering and Research expenses (including non-cash stock related charges of $80,000 in 2015)	(943,084)	(717,847)
Non-operating Income (Loss)	19,023	2,279
Interest (Expense and Credit costs) net	(264,015)	(421,597)
Loss From Continuing Operations, before Income (Loss) from long term investments	(1,247,142)	(797,646)
(Loss) on Settlement of Liabilities (including $218,836, loss on settlement of liabilities with related parties)	(223,866)	0
Realized Gain on Sale of Building	0	2,355,904
Realized (Loss) on Securities	0	(60,033)
Loss From Continuing Operations, before Income Taxes	(1,471,008)	1,498,225
Income Taxes	(7,300)	(2,100)
Net Income (Loss)	(1,478,308)	1,496,125
Preferred dividends declared and settled in common stock, including $164,913 loss on settlement of dividend payable	(659,649)	0
Net Income (Loss) available to common shareholders	$ (2,137,957)	$ 1,496,125
Basic & Diluted Net income (loss) per share: (in dollars per share)	$ (0.51)	$ 0.53
Weighted Average Number of Shares Outstanding:
Basic & Diluted (in shares)	4,233,158	2,844,806